Document and Entity Information	Nov. 11, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001045450
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	EPR Properties
Entity Incorporation State Country Code	MD
Entity File Number	001-13561
Entity Tax Identification Number	43-1790877
Entity Address, Address Line One	909 Walnut Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	472-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common shares, par value $0.01 per share
Trading Symbol	EPR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Series C cumulative convertible preferred shares, par value $0.01 per share
Trading Symbol	EPR PrC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.00% Series E cumulative convertible preferred shares, par value $0.01 per share
Trading Symbol	EPR PrE
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Series G cumulative redeemable preferred shares, par value $0.01 per share
Trading Symbol	EPR PrG
Security Exchange Name	NYSE